Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF | ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.93%	14.59%